VARIABLE INTEREST ENTITIES ("VIEs") - Summary of assets and liabilities of lessor VIEs (Details) - USD ($) $ in Thousands		6 Months Ended	11 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets Acquired
Restricted cash and short term deposits			$ 3,942	$ 44,091
Liabilities:
Current portion of long-term debt and short-term debt			(180,065)	(338,501)
Long-term debt			(958,237)	(292,322)
Accrued expenses			(51,275)	(59,094)
Other non-current liabilities			(105,722)	(13,678)
Total liabilities			(1,342,548)	(723,453)
Statement of operations:
Interest expense	[1]	$ 4,725	30,664	18,087	$ 26,953
Statement of cash flows:
Net debt repayments	[2]	(498,832)	(96,724)	(156,364)	(173,655)
Net debt receipts	[2]	0	570,000	10,402	104,806
Financing costs paid	[2]	0	(7,382)	(475)	(1,800)
Variable interest entity
Assets Acquired
Restricted cash and short term deposits			3,435	42,707
Liabilities:
Current portion of long-term debt and short-term debt			(103,470)	(327,683)
Long-term debt			0	(248,693)
Accrued expenses			(34,367)	(52,391)
Other non-current liabilities			0	(11,500)
Total liabilities			(137,837)	(640,267)
Statement of operations:
Interest expense		866	4,363	16,268	20,059
Statement of cash flows:
Net debt repayments		0	(47,742)	(145,423)	(87,289)
Net debt receipts		0	0	10,402	104,806
Financing costs paid		$ 0	0	(475)	(1,800)
Dividends				4,000	$ 5,000
Dividends Payable				$ 11,500
Interest expense at contractual rates			3,200
Amortization of fair value adjustments to assumed debt obligations			$ 1,200

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.